PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENTS
Schedule Of Prepayments
	December 31, 2021	December 31, 2020
Office furniture and renovation	$1,895,591	$-
Office Rental	173,611	-
Block chain software and annual fee	630,291	-
Software licenses fee	61,165	61,707

	$2,760,658	$61,707